Summary of Significant Accounting Policies - Shipping and other handling costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Sales and marketing expenses	$ 15,636	¥ 108,858	¥ 103,293	¥ 64,962
Shipping and other handling costs
Disaggregation of Revenue [Line Items]
Sales and marketing expenses	$ 2,003	¥ 13,945	¥ 12,565	¥ 11,802